Financial risk management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest rate risk
$ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in tax rate	10.00%	10.00%	10.00%	10.00%
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 117,902		$ 25,123
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%	10.00%	10.00%
Rate increase on funds invested	$ 493		$ 46
Rate decrease on funds invested	$ (493)		$ (46)
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 49,235		$ 22,169
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%	10.00%	10.00%
Rate increase on funds invested		$ 185		$ 95
Rate decrease on funds invested		$ (185)		$ (95)
Low | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.18%	4.18%	1.84%	1.84%
Rate increase	4.60%	4.60%	2.02%	2.02%
Rate decrease	3.76%	3.76%	1.66%	1.66%
Low | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.35%	3.35%	3.85%	3.85%
Rate increase	3.69%	3.69%	4.24%	4.24%
Rate decrease	3.02%	3.02%	3.47%	3.47%
High | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.18%	4.18%	1.84%	1.84%
Rate increase	4.60%	4.60%	2.02%	2.02%
Rate decrease	3.76%	3.76%	1.66%	1.66%
High | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.21%	4.21%	4.86%	4.86%
Rate increase	4.63%	4.63%	5.35%	5.35%
Rate decrease	3.79%	3.79%	4.37%	4.37%